Schedule of Investments (unaudited)
December 31, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
BWX Technologies, Inc.	132,147	$ 10,139,639
Curtiss-Wright Corp.	67,255	14,983,741
HEICO Corp.(a)	8,535	1,526,655
HEICO Corp., Class A	14,679	2,090,877
Hexcel Corp.	147,053	10,845,159
Howmet Aerospace, Inc.	666,447	36,068,112
Huntington Ingalls Industries, Inc.	68,990	17,912,564
Mercury Systems, Inc.(a)(b)	94,738	3,464,569
Spirit AeroSystems Holdings, Inc., Class A(b)	167,727	5,330,364
Textron, Inc.	343,831	27,650,889
TransDigm Group, Inc.	77,383	78,280,643
Woodward, Inc.	104,649	14,245,868
		222,539,080
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	44,318	3,828,632
Expeditors International of Washington, Inc.(a)	223,786	28,465,579
GXO Logistics, Inc.(a)(b)	206,223	12,612,599
		44,906,810
Automobile Components — 0.7%
Aptiv PLC(b)	475,664	42,676,574
BorgWarner, Inc.	408,473	14,643,757
Gentex Corp.	413,279	13,497,692
Lear Corp.	102,304	14,446,348
Phinia, Inc.	81,978	2,483,114
QuantumScape Corp., Class A(a)(b)	597,056	4,149,539
		91,897,024
Automobiles — 0.4%
Harley-Davidson, Inc.	227,057	8,364,780
Lucid Group, Inc.(a)(b)	1,319,675	5,555,832
Rivian Automotive, Inc., Class A(a)(b)	1,164,843	27,327,217
Thor Industries, Inc.	89,473	10,580,182
		51,828,011
Banks — 3.3%
Bank OZK	187,069	9,321,648
BOK Financial Corp.	49,509	4,240,446
Citizens Financial Group, Inc.	817,266	27,084,195
Columbia Banking System, Inc.	363,886	9,708,478
Comerica, Inc.	232,219	12,960,142
Commerce Bancshares, Inc.	212,031	11,324,576
Cullen/Frost Bankers, Inc.	104,635	11,351,851
East West Bancorp, Inc.	247,593	17,814,316
Fifth Third Bancorp	1,192,418	41,126,497
First Citizens BancShares, Inc., Class A	16,978	24,091,273
First Hawaiian, Inc.	222,485	5,086,007
First Horizon Corp.	980,344	13,881,671
FNB Corp.	634,223	8,733,251
Huntington Bancshares, Inc.	2,525,850	32,128,812
KeyCorp	1,636,801	23,569,934
M&T Bank Corp.	290,656	39,843,125
New York Community Bancorp, Inc., Class A	1,253,827	12,826,650
NU Holdings Ltd., Class A(b)	1,300,332	10,831,766
Pinnacle Financial Partners, Inc.	133,159	11,614,128
Popular, Inc.	123,239	10,114,225
Prosperity Bancshares, Inc.	154,205	10,444,305
Regions Financial Corp.	1,642,316	31,828,084
Synovus Financial Corp.	253,188	9,532,528
TFS Financial Corp.	87,563	1,286,300
Webster Financial Corp.	301,742	15,316,424
Western Alliance Bancorp	191,097	12,572,272
Security	Shares	Value
Banks (continued)
Wintrust Financial Corp.	106,488	$ 9,876,762
Zions Bancorp N.A.	255,211	11,196,107
		439,705,773
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A, NVS(b)	1,324	457,561
Brown-Forman Corp., Class A(a)	19,745	1,176,605
Brown-Forman Corp., Class B, NVS	68,142	3,890,908
Molson Coors Beverage Co., Class B	306,642	18,769,557
		24,294,631
Biotechnology — 1.2%
Alnylam Pharmaceuticals, Inc.(a)(b)	43,207	8,270,252
Biogen, Inc.(a)(b)	253,207	65,522,375
BioMarin Pharmaceutical, Inc.(b)	290,910	28,049,542
Exact Sciences Corp.(b)	204,453	15,125,433
Exelixis, Inc.(b)	145,395	3,488,026
Incyte Corp.(b)	86,183	5,411,431
Ionis Pharmaceuticals, Inc.(a)(b)	34,624	1,751,628
Karuna Therapeutics, Inc.(b)	6,565	2,077,888
Mirati Therapeutics, Inc.(a)(b)	96,553	5,672,489
Roivant Sciences Ltd.(b)	34,001	381,831
United Therapeutics Corp.(b)	79,298	17,436,837
		153,187,732
Broadline Retail — 0.5%
eBay, Inc.	880,978	38,428,260
Etsy, Inc.(b)	95,454	7,736,547
Kohl’s Corp.	193,091	5,537,850
Macy’s, Inc.	473,686	9,530,562
Nordstrom, Inc.	199,593	3,682,491
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	74,660	5,665,947
		70,581,657
Building Products — 2.6%
A O Smith Corp.	190,793	15,728,975
Allegion PLC	12,601	1,596,421
Armstrong World Industries, Inc.	54,778	5,385,773
AZEK Co., Inc. (The), Class A(b)	232,600	8,896,950
Builders FirstSource, Inc.(b)	216,058	36,068,723
Carlisle Cos., Inc.	85,015	26,561,236
Carrier Global Corp.	1,464,314	84,124,839
Fortune Brands Innovations, Inc.	222,047	16,906,659
Hayward Holdings, Inc.(a)(b)	233,194	3,171,438
Lennox International, Inc.	56,093	25,102,739
Masco Corp.	394,740	26,439,685
Owens Corning	155,460	23,043,836
Trane Technologies PLC	282,155	68,817,605
		341,844,879
Capital Markets — 4.9%
Affiliated Managers Group, Inc.	61,085	9,249,491
Bank of New York Mellon Corp. (The)	1,353,500	70,449,675
Blue Owl Capital, Inc., Class A	684,617	10,200,793
Carlyle Group, Inc. (The)	372,437	15,154,462
Cboe Global Markets, Inc.	184,791	32,996,281
Coinbase Global, Inc., Class A(a)(b)	297,699	51,775,810
Evercore, Inc., Class A	62,074	10,617,758
Franklin Resources, Inc.	501,354	14,935,336
Houlihan Lokey, Inc., Class A	82,718	9,918,715
Interactive Brokers Group, Inc., Class A	182,918	15,163,902
Invesco Ltd.	640,496	11,426,449
Janus Henderson Group PLC	238,141	7,179,951
Jefferies Financial Group, Inc.	319,663	12,917,582
KKR & Co., Inc., Class A	879,223	72,843,626

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Lazard Ltd., Class A	194,882	$ 6,781,894
MSCI, Inc., Class A	67,484	38,172,325
Nasdaq, Inc.	600,158	34,893,186
Northern Trust Corp.	361,050	30,465,399
Raymond James Financial, Inc.	332,475	37,070,962
Robinhood Markets, Inc., Class A(b)	1,186,041	15,110,162
SEI Investments Co.	177,267	11,265,318
State Street Corp.	541,452	41,940,872
Stifel Financial Corp.	175,118	12,109,410
T Rowe Price Group, Inc.	387,608	41,741,505
TPG, Inc., Class A	79,944	3,451,182
Tradeweb Markets, Inc., Class A	132,206	12,014,881
Virtu Financial, Inc., Class A	155,421	3,148,829
XP, Inc., Class A	522,724	13,627,415
		646,623,171
Chemicals — 3.6%
Albemarle Corp.	205,729	29,723,726
Ashland, Inc.	83,614	7,049,496
Axalta Coating Systems Ltd.(b)	345,062	11,721,756
Celanese Corp., Class A	173,497	26,956,229
CF Industries Holdings, Inc.	338,169	26,884,436
Chemours Co. (The)	263,194	8,301,139
Corteva, Inc.	1,253,803	60,082,240
DuPont de Nemours, Inc.	806,944	62,078,202
Eastman Chemical Co.	208,289	18,708,518
Element Solutions, Inc.	396,039	9,164,342
FMC Corp.	186,408	11,753,024
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	2,490,285	4,208,582
Huntsman Corp.	298,247	7,494,947
International Flavors & Fragrances, Inc.	448,687	36,330,186
LyondellBasell Industries NV, Class A	454,338	43,198,457
Mosaic Co. (The)	580,575	20,743,945
NewMarket Corp.	11,100	6,058,713
Olin Corp.	216,069	11,656,923
PPG Industries, Inc.	308,975	46,207,211
RPM International, Inc.	180,733	20,175,225
Westlake Corp.	57,489	8,046,160
		476,543,457
Commercial Services & Supplies — 1.0%
Cintas Corp.	16,696	10,062,011
Clean Harbors, Inc.(b)	88,504	15,444,833
Driven Brands Holdings, Inc.(a)(b)	117,688	1,678,231
MSA Safety, Inc.	54,270	9,162,404
RB Global, Inc.(a)	76,294	5,103,306
Republic Services, Inc.	363,003	59,862,825
Stericycle, Inc.(b)	163,453	8,100,731
Tetra Tech, Inc.	76,508	12,771,480
Vestis Corp.	205,948	4,353,741
		126,539,562
Communications Equipment — 0.4%
Ciena Corp.(a)(b)	259,092	11,661,731
F5, Inc.(b)	104,357	18,677,816
Juniper Networks, Inc.	558,493	16,464,374
Lumentum Holdings, Inc.(a)(b)	117,948	6,182,834
Ubiquiti, Inc.	1,125	157,005
Viasat, Inc.(a)(b)	206,116	5,760,942
		58,904,702
Construction & Engineering — 0.8%
AECOM	229,687	21,229,969
EMCOR Group, Inc.	53,290	11,480,265
MasTec, Inc.(b)	109,602	8,299,063
Security	Shares	Value
Construction & Engineering (continued)
MDU Resources Group, Inc.	358,607	$ 7,100,419
Quanta Services, Inc.	186,169	40,175,270
Valmont Industries, Inc.	34,316	8,013,129
WillScot Mobile Mini Holdings Corp.(a)(b)	253,242	11,269,269
		107,567,384
Construction Materials — 0.7%
Eagle Materials, Inc.	20,688	4,196,354
Martin Marietta Materials, Inc.(a)	108,485	54,124,251
Vulcan Materials Co.	181,595	41,223,881
		99,544,486
Consumer Finance — 1.0%
Ally Financial, Inc.	474,211	16,559,448
Credit Acceptance Corp.(a)(b)	11,062	5,893,059
Discover Financial Services	438,415	49,277,846
OneMain Holdings, Inc.	198,683	9,775,204
SLM Corp.	241,384	4,615,262
SoFi Technologies, Inc.(a)(b)	1,647,418	16,391,809
Synchrony Financial	723,849	27,643,793
		130,156,421
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc., Class A	670,324	15,417,452
BJ’s Wholesale Club Holdings, Inc.(b)	153,674	10,243,909
Casey’s General Stores, Inc.	56,147	15,425,827
Dollar Tree, Inc.(b)	366,506	52,062,177
Grocery Outlet Holding Corp.(a)(b)	165,819	4,470,480
Kroger Co. (The)	1,146,801	52,420,274
Maplebear, Inc.(a)(b)	11,352	266,431
Performance Food Group Co.(b)	141,854	9,809,204
U.S. Foods Holding Corp.(b)	398,028	18,074,452
Walgreens Boots Alliance, Inc.	1,262,681	32,968,601
		211,158,807
Containers & Packaging — 1.6%
Amcor PLC	2,530,167	24,390,810
AptarGroup, Inc.	115,219	14,243,373
Ardagh Group SA, Class A(b)	34,751	259,937
Ardagh Metal Packaging SA	17,939	68,886
Avery Dennison Corp.	95,188	19,243,206
Ball Corp.	540,859	31,110,210
Berry Global Group, Inc.	210,293	14,171,645
Crown Holdings, Inc.	186,355	17,161,432
Graphic Packaging Holding Co.	252,489	6,223,854
International Paper Co.	607,637	21,966,078
Packaging Corp. of America	156,017	25,416,729
Sealed Air Corp.	111,695	4,079,101
Silgan Holdings, Inc.	148,439	6,716,865
Sonoco Products Co.	170,549	9,528,573
Westrock Co.	447,841	18,594,358
		213,175,057
Distributors — 0.4%
Genuine Parts Co.	246,474	34,136,649
LKQ Corp.	469,719	22,447,871
		56,584,520
Diversified Consumer Services — 0.2%
ADT, Inc.	366,633	2,500,437
Bright Horizons Family Solutions, Inc.(a)(b)	89,154	8,401,873
Grand Canyon Education, Inc.(b)	37,859	4,998,902
H&R Block, Inc.	90,572	4,380,967
Mister Car Wash, Inc.(a)(b)	130,801	1,130,121
Service Corp. International	164,733	11,275,974
		32,688,274

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified REITs — 0.2%
WP Carey, Inc.	372,008	$ 24,109,838
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.(a)(b)	428,911	10,868,604
GCI Liberty, Inc. Escrow, Class A(b)(c)	193,912	2
Iridium Communications, Inc.	13,936	573,606
		11,442,212
Electric Utilities — 3.7%
Alliant Energy Corp.	440,857	22,615,964
Avangrid, Inc.	123,862	4,014,368
Constellation Energy Corp.	565,395	66,089,022
Edison International	664,276	47,489,091
Entergy Corp.	371,958	37,638,430
Evergy, Inc.	390,542	20,386,292
Eversource Energy	612,599	37,809,610
FirstEnergy Corp.	957,017	35,084,243
Hawaiian Electric Industries, Inc.	194,719	2,763,063
IDACORP, Inc.	89,377	8,787,547
NRG Energy, Inc.	399,238	20,640,605
OGE Energy Corp.	352,442	12,310,799
PG&E Corp.	3,580,506	64,556,523
Pinnacle West Capital Corp.	199,182	14,309,235
PPL Corp.	1,297,051	35,150,082
Xcel Energy, Inc.	968,408	59,954,139
		489,599,013
Electrical Equipment — 1.4%
Acuity Brands, Inc.(a)	55,059	11,277,735
AMETEK, Inc.	404,210	66,650,187
Generac Holdings, Inc.(b)	106,994	13,827,905
Hubbell, Inc.	51,189	16,837,598
nVent Electric PLC	287,882	17,010,947
Plug Power, Inc.(a)(b)	934,370	4,204,665
Regal Rexnord Corp.	116,178	17,196,668
Sensata Technologies Holding PLC	266,083	9,996,738
Sunrun, Inc.(a)(b)	374,218	7,345,899
Vertiv Holdings Co., Class A	558,806	26,839,452
		191,187,794
Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	509,348	50,491,667
Arrow Electronics, Inc.(b)	96,712	11,823,042
Avnet, Inc.	161,141	8,121,506
CDW Corp.	13,689	3,111,783
Cognex Corp.	303,828	12,681,781
Coherent Corp.(a)(b)	229,212	9,977,598
Corning, Inc.	1,336,662	40,701,358
Crane NXT Co.	86,154	4,899,578
IPG Photonics Corp.(b)	53,274	5,782,360
Jabil, Inc.(a)	81,895	10,433,423
Keysight Technologies, Inc.(b)	231,855	36,885,812
Littelfuse, Inc.	42,650	11,411,434
TD SYNNEX Corp.	93,083	10,016,662
Teledyne Technologies, Inc.(b)	81,873	36,539,101
Trimble, Inc.(b)	432,300	22,998,360
Vontier Corp.	180,134	6,223,630
Zebra Technologies Corp., Class A(a)(b)	73,738	20,154,808
		302,253,903
Energy Equipment & Services — 1.0%
Baker Hughes Co., Class A	1,780,438	60,855,371
Halliburton Co.	1,261,556	45,605,249
Security	Shares	Value
Energy Equipment & Services (continued)
NOV, Inc.	691,699	$ 14,027,656
TechnipFMC PLC	757,672	15,259,514
		135,747,790
Entertainment — 1.7%
AMC Entertainment Holdings, Inc., Class A(a)(b)	349,898	2,141,376
Electronic Arts, Inc.	475,652	65,073,950
Liberty Media Corp. - Liberty Formula One, Class A(b)	41,070	2,381,239
Liberty Media Corp. - Liberty Formula One, Class C(b)	342,104	21,597,026
Liberty Media Corp. - Liberty Live, Class A(b)	33,762	1,234,001
Liberty Media Corp. - Liberty Live, Class C, NVS(a)(b)	84,460	3,157,959
Live Nation Entertainment, Inc.(a)(b)	212,798	19,917,893
Madison Square Garden Sports Corp., Class A(b)	33,018	6,003,663
Playtika Holding Corp.(a)(b)	20,293	176,955
Roku, Inc., Class A(b)	190,343	17,446,839
Take-Two Interactive Software, Inc.(a)(b)	289,781	46,640,252
Warner Bros Discovery, Inc., Class A(a)(b)	3,872,172	44,065,317
		229,836,470
Financial Services — 1.9%
Affirm Holdings, Inc., Class A(a)(b)	397,410	19,528,727
Block, Inc., Class A(b)	598,405	46,286,627
Euronet Worldwide, Inc.(b)	42,421	4,305,307
Fidelity National Information Services, Inc.	1,044,009	62,713,621
FleetCor Technologies, Inc.(b)	9,285	2,624,034
Global Payments, Inc.	453,169	57,552,463
Jack Henry & Associates, Inc.	87,952	14,372,236
MGIC Investment Corp.	486,034	9,375,596
NCR Atleos Corp.(b)	119,151	2,894,178
Rocket Cos., Inc., Class A(b)	133,568	1,934,065
UWM Holdings Corp., Class A	124,940	893,321
Voya Financial, Inc.	173,447	12,654,693
Western Union Co. (The)	394,652	4,704,252
WEX, Inc.(b)	40,441	7,867,796
		247,706,916
Food Products — 1.8%
Bunge Global SA	254,212	25,662,701
Campbell Soup Co.	336,566	14,549,748
Conagra Brands, Inc.	835,829	23,954,859
Darling Ingredients, Inc.(b)	278,718	13,891,305
Flowers Foods, Inc.	333,023	7,496,348
Freshpet, Inc.(b)	55,395	4,806,070
Hormel Foods Corp.	507,682	16,301,669
Ingredion, Inc.	116,296	12,621,605
J M Smucker Co. (The)	179,997	22,748,021
Kellanova(a)	456,548	25,525,599
Lamb Weston Holdings, Inc.	15,444	1,669,342
McCormick & Co., Inc., NVS	441,578	30,212,767
Pilgrim’s Pride Corp.(b)	71,520	1,978,243
Post Holdings, Inc.(b)	90,691	7,986,249
Seaboard Corp.	376	1,342,358
Tyson Foods, Inc., Class A	487,686	26,213,122
WK Kellogg Co.	114,397	1,503,177
		238,463,183
Gas Utilities — 0.4%
Atmos Energy Corp.	260,234	30,161,121
National Fuel Gas Co.	157,491	7,901,323
UGI Corp.	370,516	9,114,694
		47,177,138

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation — 0.8%
Avis Budget Group, Inc.	23,051	$ 4,086,020
Hertz Global Holdings, Inc.(b)	234,712	2,438,658
JB Hunt Transport Services, Inc.	116,009	23,171,638
Knight-Swift Transportation Holdings, Inc.	274,850	15,845,103
Landstar System, Inc.	12,717	2,462,647
Old Dominion Freight Line, Inc.	12,209	4,948,674
Ryder System, Inc.	77,201	8,882,747
Saia, Inc.(a)(b)	41,623	18,240,031
Schneider National, Inc., Class B	95,594	2,432,867
U-Haul Holding Co.(b)	9,659	693,516
U-Haul Holding Co., NVS(a)	108,970	7,675,847
XPO, Inc.(b)	199,378	17,463,519
		108,341,267
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	888,355	34,343,804
Cooper Cos., Inc. (The)	85,300	32,280,932
DENTSPLY SIRONA, Inc.	372,160	13,245,174
Enovis Corp.(b)	93,721	5,250,251
Envista Holdings Corp.(b)	289,773	6,971,938
Globus Medical, Inc., Class A(b)	149,034	7,942,022
Hologic, Inc.(b)	426,920	30,503,434
ICU Medical, Inc.(b)	36,009	3,591,538
Integra LifeSciences Holdings Corp.(b)	120,337	5,240,676
QuidelOrtho Corp.(b)	94,663	6,976,663
STERIS PLC	174,286	38,316,777
Tandem Diabetes Care, Inc.(b)	97,882	2,895,350
Teleflex, Inc.(a)	82,535	20,579,277
Zimmer Biomet Holdings, Inc.	369,041	44,912,290
		253,050,126
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.(b)	158,165	12,298,911
agilon health, Inc.(a)(b)	58,857	738,655
Amedisys, Inc.(b)	57,199	5,437,337
Cardinal Health, Inc.	211,281	21,297,125
Chemed Corp.	7,296	4,266,336
Encompass Health Corp.	160,586	10,714,298
Henry Schein, Inc.(a)(b)	228,758	17,319,268
Laboratory Corp. of America Holdings	148,969	33,859,164
Molina Healthcare, Inc.(b)	46,443	16,780,320
Premier, Inc., Class A	211,600	4,731,376
Quest Diagnostics, Inc.	197,364	27,212,548
R1 RCM, Inc.(b)	266,178	2,813,502
Tenet Healthcare Corp.(b)	177,746	13,432,265
Universal Health Services, Inc., Class B	105,336	16,057,420
		186,958,525
Health Care REITs — 1.3%
Healthcare Realty Trust, Inc.	669,712	11,539,138
Healthpeak Properties, Inc.	960,688	19,021,622
Medical Properties Trust, Inc.	1,052,380	5,167,186
Omega Healthcare Investors, Inc.	431,979	13,244,476
Ventas, Inc.	701,446	34,960,069
Welltower, Inc.	943,658	85,089,642
		169,022,133
Health Care Technology — 0.1%
Certara, Inc.(a)(b)	133,059	2,340,508
Doximity, Inc., Class A(b)	119,161	3,341,274
Teladoc Health, Inc.(a)(b)	292,615	6,305,853
		11,987,635
Security	Shares	Value
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	1,241,338	$ 24,168,851
Park Hotels & Resorts, Inc.	376,577	5,761,628
		29,930,479
Hotels, Restaurants & Leisure — 2.2%
Aramark	409,691	11,512,317
Boyd Gaming Corp.	127,299	7,970,190
Caesars Entertainment, Inc.(b)	214,410	10,051,541
Carnival Corp.(a)(b)	1,750,737	32,458,664
Cava Group, Inc.(a)(b)	6,431	276,404
Darden Restaurants, Inc.	112,912	18,551,442
DoorDash, Inc., Class A(a)(b)	115,970	11,468,273
Expedia Group, Inc.(b)	65,062	9,875,761
Hilton Worldwide Holdings, Inc.	237,322	43,213,963
Hyatt Hotels Corp., Class A(a)	77,727	10,136,378
Marriott Vacations Worldwide Corp.	63,119	5,358,172
MGM Resorts International	495,268	22,128,574
Norwegian Cruise Line Holdings Ltd.(a)(b)	562,026	11,263,001
Penn Entertainment, Inc.(a)(b)	264,092	6,871,674
Planet Fitness, Inc., Class A(b)	79,684	5,816,932
Royal Caribbean Cruises Ltd.(b)	287,477	37,225,397
Travel + Leisure Co.	67,620	2,643,266
Vail Resorts, Inc.	59,512	12,704,027
Wyndham Hotels & Resorts, Inc.	133,182	10,709,165
Wynn Resorts Ltd.	171,156	15,594,023
Yum! Brands, Inc.	60,622	7,920,870
		293,750,034
Household Durables — 2.6%
DR Horton, Inc.	546,886	83,115,734
Garmin Ltd.	269,874	34,689,604
Leggett & Platt, Inc.	235,466	6,162,145
Lennar Corp., Class A	430,868	64,216,567
Lennar Corp., Class B	22,965	3,078,458
Mohawk Industries, Inc.(b)	92,292	9,552,222
Newell Brands, Inc.	677,718	5,882,592
NVR, Inc.(b)	4,725	33,077,126
PulteGroup, Inc.	376,418	38,853,866
Tempur Sealy International, Inc.	232,257	11,838,140
Toll Brothers, Inc.	189,173	19,445,093
TopBuild Corp.(b)	52,174	19,526,641
Whirlpool Corp.	94,253	11,477,188
		340,915,376
Household Products — 0.1%
Church & Dwight Co., Inc.	45,678	4,319,312
Reynolds Consumer Products, Inc.	94,580	2,538,527
Spectrum Brands Holdings, Inc.	61,649	4,917,741
		11,775,580
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	460,349	8,861,718
Brookfield Renewable Corp., Class A	234,952	6,764,268
Clearway Energy, Inc., Class A	60,558	1,549,074
Clearway Energy, Inc., Class C	141,954	3,893,798
Vistra Corp.	451,255	17,382,343
		38,451,201
Industrial REITs — 0.6%
Americold Realty Trust, Inc.	475,295	14,387,180
EastGroup Properties, Inc.	80,751	14,821,038
First Industrial Realty Trust, Inc.	232,803	12,261,734
Rexford Industrial Realty, Inc.	369,228	20,713,691
STAG Industrial, Inc.	320,814	12,595,158
		74,778,801

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance — 6.1%
Aflac, Inc.	1,037,106	$ 85,561,245
Allstate Corp. (The)	460,969	64,526,441
American Financial Group, Inc.	128,046	15,223,389
Arch Capital Group Ltd.(b)	541,174	40,192,993
Arthur J. Gallagher & Co.	351,317	79,004,167
Assurant, Inc.	92,403	15,568,981
Assured Guaranty Ltd.	99,111	7,416,476
Axis Capital Holdings Ltd.	138,105	7,646,874
Brighthouse Financial, Inc.(a)(b)	102,798	5,440,070
Brown & Brown, Inc.	254,123	18,070,687
Cincinnati Financial Corp.	269,751	27,908,438
CNA Financial Corp.	45,325	1,917,701
Everest Group Ltd.	65,314	23,093,724
Fidelity National Financial, Inc., Class A	453,366	23,130,733
First American Financial Corp.	174,909	11,271,136
Globe Life, Inc.	154,088	18,755,591
Hanover Insurance Group, Inc. (The)	63,076	7,658,688
Hartford Financial Services Group, Inc. (The)	518,828	41,703,395
Kemper Corp.	105,126	5,116,482
Lincoln National Corp.	268,383	7,238,290
Loews Corp.	321,253	22,355,996
Markel Group, Inc.(a)(b)	23,084	32,776,972
Old Republic International Corp.	460,965	13,552,371
Primerica, Inc.	22,019	4,530,629
Principal Financial Group, Inc.	424,798	33,418,859
Prudential Financial, Inc.	638,120	66,179,425
Reinsurance Group of America, Inc.	116,789	18,894,124
RenaissanceRe Holdings Ltd.	65,084	12,756,464
RLI Corp.	55,621	7,404,268
Unum Group	345,657	15,630,610
W R Berkley Corp.	351,128	24,831,772
White Mountains Insurance Group Ltd.(a)	4,405	6,629,569
Willis Towers Watson PLC	158,527	38,236,712
		803,643,272
Interactive Media & Services — 0.1%
IAC, Inc.(b)	130,666	6,844,285
Match Group, Inc.(b)	48,228	1,760,322
TripAdvisor, Inc.(a)(b)	188,836	4,065,639
ZoomInfo Technologies, Inc., Class A(b)	256,544	4,743,499
		17,413,745
IT Services — 1.6%
Akamai Technologies, Inc.(b)	262,414	31,056,697
Amdocs Ltd.	205,352	18,048,387
Cognizant Technology Solutions Corp., Class A	892,824	67,434,997
DXC Technology Co.(b)	361,298	8,262,885
GoDaddy, Inc., Class A(b)	102,122	10,841,272
Kyndryl Holdings, Inc.(b)	400,445	8,321,247
Okta, Inc., Class A(a)(b)	251,082	22,730,453
Twilio, Inc., Class A(b)	248,324	18,840,342
VeriSign, Inc.(b)	147,726	30,425,647
		215,961,927
Leisure Products — 0.3%
Brunswick Corp.	112,833	10,916,593
Hasbro, Inc.	230,048	11,746,251
Mattel, Inc.(b)	615,303	11,616,920
Polaris, Inc.	86,784	8,224,520
		42,504,284
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	95,559	13,285,568
Avantor, Inc.(a)(b)	1,184,109	27,033,209
Azenta, Inc.(b)	104,646	6,816,641
Security	Shares	Value
Life Sciences Tools & Services (continued)
Bio-Rad Laboratories, Inc., Class A(b)	36,311	$ 11,724,459
Bio-Techne Corp.	15,509	1,196,675
Charles River Laboratories International, Inc.(a)(b)	89,155	21,076,242
Fortrea Holdings, Inc.(b)	154,686	5,398,541
ICON PLC(b)	121,721	34,455,564
Illumina, Inc.(a)(b)	195,701	27,249,407
IQVIA Holdings, Inc.(a)(b)	23,456	5,427,249
Maravai LifeSciences Holdings, Inc., Class A(b)	101,686	666,043
QIAGEN NV(b)	403,831	17,538,380
Repligen Corp.(b)	54,313	9,765,477
Revvity, Inc.	217,646	23,790,884
Sotera Health Co.(a)(b)	59,338	999,845
		206,424,184
Machinery — 6.2%
AGCO Corp.	110,195	13,378,775
Allison Transmission Holdings, Inc.	142,280	8,273,582
CNH Industrial NV	1,715,448	20,894,157
Crane Co.(a)	84,032	9,927,540
Cummins, Inc.	249,196	59,699,886
Donaldson Co., Inc.	125,641	8,210,639
Dover Corp.	245,117	37,701,446
Esab Corp.	98,805	8,558,489
Flowserve Corp.	231,909	9,559,289
Fortive Corp.(a)	621,465	45,758,468
Gates Industrial Corp. PLC(b)	197,272	2,647,390
Graco, Inc.	173,868	15,084,788
IDEX Corp.	122,499	26,595,758
Ingersoll Rand, Inc.(a)	711,255	55,008,462
ITT, Inc.	145,541	17,365,952
Lincoln Electric Holdings, Inc.	6,341	1,378,914
Middleby Corp. (The)(a)(b)	93,697	13,789,387
Nordson Corp.	100,360	26,511,098
Oshkosh Corp.	113,798	12,336,841
Otis Worldwide Corp.	683,687	61,169,476
PACCAR, Inc.	901,142	87,996,516
Parker-Hannifin Corp.	224,613	103,479,209
Pentair PLC	288,526	20,978,725
RBC Bearings, Inc.(a)(b)	49,432	14,082,682
Snap-on, Inc.	91,307	26,373,114
Stanley Black & Decker, Inc.	268,654	26,354,957
Timken Co. (The)	107,905	8,648,586
Westinghouse Air Brake Technologies Corp.	313,312	39,759,293
Xylem, Inc.	367,135	41,985,559
		823,508,978
Marine Transportation — 0.1%
Kirby Corp.(b)	104,023	8,163,725
Media — 1.3%
Cable One, Inc.	9,076	5,051,611
Fox Corp., Class A, NVS	435,262	12,914,223
Fox Corp., Class B	234,449	6,482,515
Interpublic Group of Cos., Inc. (The)	676,095	22,067,741
Liberty Broadband Corp., Class A(a)(b)	22,825	1,840,608
Liberty Broadband Corp., Class C, NVS(b)	162,720	13,113,605
Liberty Media Corp. - Liberty SiriusXM, NVS(b)	270,047	7,771,953
Liberty Media Corp. - Liberty SiriusXM, Class A(b)	133,396	3,833,801
New York Times Co. (The), Class A	282,163	13,823,165
News Corp., Class A, NVS	670,586	16,462,886
News Corp., Class B	208,604	5,365,295
Nexstar Media Group, Inc., Class A	38,717	6,068,890
Omnicom Group, Inc.	346,308	29,959,105
Paramount Global, Class A(a)	13,102	257,585

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Paramount Global, Class B, NVS	1,013,334	$ 14,987,210
Sirius XM Holdings, Inc.(a)	1,150,086	6,290,970
		166,291,163
Metals & Mining — 1.5%
Alcoa Corp.	313,939	10,673,926
Cleveland-Cliffs, Inc.(b)	872,927	17,825,169
MP Materials Corp., Class A(a)(b)	181,491	3,602,596
Nucor Corp.	436,809	76,022,238
Reliance Steel & Aluminum Co.	101,417	28,364,307
Royal Gold, Inc.	115,536	13,975,235
SSR Mining, Inc.	356,478	3,835,703
Steel Dynamics, Inc.	274,078	32,368,612
United States Steel Corp.	390,581	19,001,766
		205,669,552
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	1,140,512	11,188,423
Annaly Capital Management, Inc.	867,254	16,798,710
Rithm Capital Corp.	854,385	9,124,832
Starwood Property Trust, Inc.	520,717	10,945,471
		48,057,436
Multi-Utilities — 2.3%
Ameren Corp.	460,199	33,290,796
CenterPoint Energy, Inc.	1,109,029	31,684,959
CMS Energy Corp.	511,077	29,678,241
Consolidated Edison, Inc.	609,849	55,477,963
DTE Energy Co.	362,055	39,920,184
NiSource, Inc.	729,909	19,379,084
Public Service Enterprise Group, Inc.	874,025	53,446,629
WEC Energy Group, Inc.	554,578	46,678,830
		309,556,686
Office REITs — 0.6%
Alexandria Real Estate Equities, Inc.	301,387	38,206,830
Boston Properties, Inc.	276,049	19,370,359
Cousins Properties, Inc.	269,460	6,561,351
Highwoods Properties, Inc.	182,543	4,191,187
Kilroy Realty Corp.	204,417	8,143,973
NET Lease Office Properties	24,981	461,649
Vornado Realty Trust	310,125	8,761,031
		85,696,380
Oil, Gas & Consumable Fuels — 4.2%
Antero Midstream Corp.	403,705	5,058,424
Antero Resources Corp.(b)	498,483	11,305,595
APA Corp.	61,686	2,213,294
Chesapeake Energy Corp.	219,366	16,878,020
Coterra Energy, Inc.	1,311,733	33,475,426
Devon Energy Corp.	1,126,448	51,028,094
Diamondback Energy, Inc.	313,480	48,614,478
DT Midstream, Inc.	172,034	9,427,463
EQT Corp.	635,330	24,561,858
Hess Corp.	215,891	31,122,847
HF Sinclair Corp.	253,165	14,068,379
Marathon Oil Corp.	1,061,821	25,653,595
ONEOK, Inc.	966,252	67,850,216
Ovintiv, Inc.	252,173	11,075,438
Phillips 66	782,538	104,187,109
Range Resources Corp.	412,795	12,565,480
Southwestern Energy Co.(b)	1,914,713	12,541,370
Williams Cos., Inc. (The)	2,140,573	74,556,158
		556,183,244
Security	Shares	Value
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	113,942	$ 8,070,512
Passenger Airlines — 0.9%
Alaska Air Group, Inc.(b)	221,855	8,667,875
American Airlines Group, Inc.(b)	720,713	9,902,597
Delta Air Lines, Inc.	1,070,220	43,054,950
Southwest Airlines Co.	1,043,672	30,141,247
United Airlines Holdings, Inc.(b)	573,442	23,660,217
		115,426,886
Personal Care Products — 0.1%
Coty, Inc., Class A(b)	664,549	8,253,698
Olaplex Holdings, Inc.(a)(b)	281,735	715,607
		8,969,305
Pharmaceuticals — 0.7%
Catalent, Inc.(b)	316,657	14,227,399
Elanco Animal Health, Inc.(a)(b)	860,704	12,824,490
Jazz Pharmaceuticals PLC(b)	52,297	6,432,531
Organon & Co.	451,704	6,513,572
Perrigo Co. PLC	239,085	7,693,755
Royalty Pharma PLC, Class A	651,384	18,297,376
Viatris, Inc.	2,099,882	22,741,722
		88,730,845
Professional Services — 1.8%
Broadridge Financial Solutions, Inc.	34,236	7,044,057
CACI International, Inc., Class A(a)(b)	38,522	12,475,735
Ceridian HCM Holding, Inc.(a)(b)	237,268	15,925,428
Clarivate PLC(a)(b)	835,213	7,734,072
Concentrix Corp.	78,135	7,673,638
Dun & Bradstreet Holdings, Inc.	475,804	5,566,907
Equifax, Inc.	66,083	16,341,665
FTI Consulting, Inc.(b)	47,325	9,424,774
Genpact Ltd.	234,616	8,143,521
Jacobs Solutions, Inc.	221,055	28,692,939
KBR, Inc.	149,515	8,284,626
Leidos Holdings, Inc.	239,509	25,924,454
ManpowerGroup, Inc.	86,792	6,897,360
Paycor HCM, Inc.(a)(b)	61,550	1,328,865
Robert Half, Inc.	180,805	15,896,376
Science Applications International Corp.	92,996	11,561,263
SS&C Technologies Holdings, Inc.	381,390	23,306,743
TransUnion	339,000	23,292,690
		235,515,113
Real Estate Management & Development — 1.0%
CBRE Group, Inc., Class A(b)	533,829	49,694,141
CoStar Group, Inc.(b)	404,961	35,389,542
Howard Hughes Holdings, Inc.(b)	58,847	5,034,361
Jones Lang LaSalle, Inc.(b)	83,537	15,777,633
Zillow Group, Inc., Class A(a)(b)	98,779	5,602,745
Zillow Group, Inc., Class C, NVS(a)(b)	272,029	15,739,598
		127,238,020
Residential REITs — 2.1%
American Homes 4 Rent, Class A	584,176	21,006,969
Apartment Income REIT Corp.	261,330	9,075,991
AvalonBay Communities, Inc.	249,056	46,628,264
Camden Property Trust	182,128	18,083,489
Equity LifeStyle Properties, Inc.	209,753	14,795,977
Equity Residential	655,491	40,089,830
Essex Property Trust, Inc.	112,059	27,783,908
Invitation Homes, Inc.(a)	1,073,992	36,633,867
Mid-America Apartment Communities, Inc.	204,010	27,431,185

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Sun Communities, Inc.	168,649	$ 22,539,939
UDR, Inc.	543,453	20,808,815
		284,878,234
Retail REITs — 1.8%
Agree Realty Corp.	174,944	11,012,725
Brixmor Property Group, Inc.	528,262	12,292,657
Federal Realty Investment Trust	142,389	14,673,186
Kimco Realty Corp.	1,152,737	24,564,825
NNN REIT, Inc.	319,615	13,775,406
Realty Income Corp.	1,273,252	73,110,130
Regency Centers Corp.	317,022	21,240,474
Simon Property Group, Inc.	445,973	63,613,589
Spirit Realty Capital, Inc.	246,324	10,761,896
		245,044,888
Semiconductors & Semiconductor Equipment — 2.6%
Cirrus Logic, Inc.(b)	97,919	8,145,882
Entegris, Inc.	248,432	29,767,122
First Solar, Inc.(b)	186,990	32,214,637
GLOBALFOUNDRIES, Inc.(a)(b)	139,015	8,424,309
Marvell Technology, Inc.	1,502,067	90,589,661
Microchip Technology, Inc.	271,068	24,444,912
MKS Instruments, Inc.	117,039	12,039,802
ON Semiconductor Corp.(b)	757,796	63,298,700
Qorvo, Inc.(b)	172,716	19,449,549
Skyworks Solutions, Inc.	279,375	31,407,337
Teradyne, Inc.(a)	45,221	4,907,383
Universal Display Corp.	44,888	8,585,279
Wolfspeed, Inc.(a)(b)	217,806	9,476,739
		342,751,312
Software — 1.5%
ANSYS, Inc.(b)	26,895	9,759,658
AppLovin Corp., Class A(b)	271,959	10,837,566
Aspen Technology, Inc.(a)(b)	48,233	10,618,495
Bentley Systems, Inc., Class B	24,413	1,273,870
BILL Holdings, Inc.(a)(b)	180,032	14,688,811
CCC Intelligent Solutions Holdings, Inc.(b)	361,707	4,119,843
Dolby Laboratories, Inc., Class A	104,798	9,031,492
Dropbox, Inc., Class A(a)(b)	50,749	1,496,081
Gen Digital, Inc.	823,317	18,788,094
Guidewire Software, Inc.(a)(b)	142,647	15,554,229
HashiCorp, Inc., Class A(a)(b)	56,035	1,324,667
Informatica, Inc., Class A(a)(b)	68,307	1,939,236
nCino, Inc.(a)(b)	113,870	3,829,448
NCR Voyix Corp.(a)(b)	234,761	3,969,808
Nutanix, Inc., Class A(b)	321,920	15,352,365
PTC, Inc.(b)	96,011	16,798,085
SentinelOne, Inc., Class A(b)	357,154	9,800,306
Tyler Technologies, Inc.(b)	18,026	7,537,031
UiPath, Inc., Class A(a)(b)	157,937	3,923,155
Unity Software, Inc.(a)(b)	308,159	12,600,621
Zoom Video Communications, Inc., Class A(b)	446,895	32,136,219
		205,379,080
Specialized REITs — 2.7%
CubeSmart	392,669	18,200,208
Digital Realty Trust, Inc.	530,867	71,444,081
EPR Properties	129,829	6,290,215
Extra Space Storage, Inc.	367,514	58,923,520
Gaming & Leisure Properties, Inc.	448,899	22,153,166
Iron Mountain, Inc.	257,600	18,026,848
Lamar Advertising Co., Class A	34,741	3,692,273
National Storage Affiliates Trust	143,032	5,931,537
Security	Shares	Value
Specialized REITs (continued)
Rayonier, Inc.	260,225	$ 8,694,117
SBA Communications Corp., Class A	169,650	43,038,509
VICI Properties, Inc.	1,817,509	57,942,187
Weyerhaeuser Co.	1,287,042	44,750,450
		359,087,111
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	105,425	6,434,088
AutoNation, Inc.(b)	50,124	7,527,622
Bath & Body Works, Inc.	403,222	17,403,061
Best Buy Co., Inc.	295,039	23,095,653
CarMax, Inc.(a)(b)	261,843	20,093,832
Dick’s Sporting Goods, Inc.	97,224	14,287,067
GameStop Corp., Class A(a)(b)	474,377	8,315,829
Gap, Inc. (The)	345,468	7,223,736
Lithia Motors, Inc., Class A(a)	47,643	15,687,887
Murphy U.S.A., Inc.(a)	1,816	647,513
Penske Automotive Group, Inc.(a)	34,521	5,540,966
Petco Health & Wellness Co., Inc.(a)(b)	155,975	492,881
RH(b)	22,944	6,687,717
Ross Stores, Inc.	40,252	5,570,474
Valvoline, Inc.(a)(b)	180,291	6,775,336
Victoria’s Secret & Co.(b)	75,632	2,007,273
Wayfair, Inc., Class A(a)(b)	94,984	5,860,513
Williams-Sonoma, Inc.	97,170	19,606,962
		173,258,410
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	2,250,025	38,205,424
HP, Inc.	1,208,729	36,370,656
NetApp, Inc.	223,848	19,734,440
Pure Storage, Inc., Class A(b)	110,213	3,930,196
Western Digital Corp.(b)	569,793	29,840,059
		128,080,775
Textiles, Apparel & Luxury Goods — 0.7%
Birkenstock Holding PLC(a)(b)	37,489	1,826,839
Capri Holdings Ltd.(b)	198,525	9,973,896
Carter’s, Inc.	63,445	4,751,396
Columbia Sportswear Co.	62,311	4,956,217
PVH Corp.	104,952	12,816,738
Ralph Lauren Corp., Class A	70,424	10,155,141
Skechers U.S.A., Inc., Class A(b)	218,195	13,602,276
Tapestry, Inc.	374,827	13,797,382
Under Armour, Inc., Class A(b)	330,011	2,900,797
Under Armour, Inc., Class C, NVS(a)(b)	356,479	2,976,600
VF Corp.	616,774	11,595,351
		89,352,633
Trading Companies & Distributors — 1.5%
Air Lease Corp., Class A	183,517	7,696,703
Core & Main, Inc., Class A(b)	236,503	9,557,086
Fastenal Co.	252,393	16,347,495
Ferguson PLC	339,515	65,550,161
MSC Industrial Direct Co., Inc., Class A	82,829	8,387,264
SiteOne Landscape Supply, Inc.(a)(b)	53,385	8,675,062
United Rentals, Inc.	94,523	54,201,379
Watsco, Inc.	43,797	18,765,701
WESCO International, Inc.	77,941	13,552,381
		202,733,232

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities — 0.5%
American Water Works Co., Inc.	342,430	$ 45,197,336
Essential Utilities, Inc.	425,840	15,905,124
		61,102,460
Total Long-Term Investments — 99.7% (Cost: $11,545,791,115)		13,201,450,244
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	389,957,365	390,230,335
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	21,286,792	21,286,792
Total Short-Term Securities — 3.1% (Cost: $411,115,260)		411,517,127
Total Investments — 102.8% (Cost: $11,956,906,375)		13,612,967,371
Liabilities in Excess of Other Assets — (2.8)%		(365,386,435)
Net Assets — 100.0%		$ 13,247,580,936
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 389,623,363	$ 432,805(a)	$ —	$ 39,996	$ 134,171	$ 390,230,335	389,957,365	$ 4,955,239(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	12,494,031	8,792,761(a)	—	—	—	21,286,792	21,286,792	752,272	—
				$ 39,996	$ 134,171	$ 411,517,127		$ 5,707,511	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Mid-Cap Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	29	03/15/24	$ 6,989	$ 172,745
S&P Mid 400 E-Mini Index	132	03/15/24	37,085	1,340,609
				$ 1,513,354
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 13,201,190,305	$ 259,937	$ 2	$ 13,201,450,244
Short-Term Securities
Money Market Funds	411,517,127	—	—	411,517,127
	$ 13,612,707,432	$ 259,937	$ 2	$ 13,612,967,371
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,513,354	$ —	$ —	$ 1,513,354
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust